CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (STATEMENTS OF CASH FLOWS) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows used in operating activities:
Net loss	$ (31,465,947)	$ (24,056,359)	$ (246,527,916)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,346,438	4,163,497	7,772,392
Equity in loss of subsidiaries and variable interest entities	1,946	76,412	(45,509)
Share-based compensation	570,681	842,290	668,654
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	9,492,824	8,036,598	10,213,637
Amounts due from subsidiaries	(149,088)	(158,835)	359,519
Accrued expenses and other current liabilities	10,058,611	3,804,911	1,250,684
Net cash provided by (used in) operating activities	(6,330,251)	(8,994,630)	(27,190,937)
Cash flows used in investing activities:
Acquisition of intangible assets	(1,784)	(91,615)	(109,065)
Restricted cash	12,365,432	2,500,000	(11,204,082)
Net cash provided by (used in) investing activities	(1,832,641)	790,626	(13,114,869)
Cash flows from financing activity:
Proceeds from exercise of share option, net of issuance cost of nil			39,000
Net cash provided by financing activity	(10,737,568)	17,061,076	(11,593,890)
Net (decrease) increase in cash and cash equivalents	(19,464,806)	9,936,978	(51,297,248)
Cash and cash equivalents at the beginning of the year	38,949,359	29,012,381	80,309,629
Cash and cash equivalents at the end of the year	19,484,553	38,949,359	29,012,381
VISIONCHINA MEDIA INC. [Member]
Cash flows used in operating activities:
Net loss	(31,077,215)	(23,967,870)	(246,409,192)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,761	19,163	26,561
Equity in loss of subsidiaries and variable interest entities	(1)	1,284	145,582,875
Impairment losses recognised on amounts due from subsidiaries	40,144,181	19,118,382	90,652,506
Share-based compensation	570,681	842,290	668,654
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	63,856	125,292	366,765
Amounts due from subsidiaries	(10,529,497)	(327,047)	14,283,746
Accrued expenses and other current liabilities	(11,104,209)	2,596,939	5,718,238
Net cash provided by (used in) operating activities	(11,926,441)	(1,591,567)	10,890,153
Cash flows used in investing activities:
Acquisition of intangible assets			(13,844)
Advances from subsidiaries			2,431,402
Restricted cash	11,933,535	1,592,050	(13,525,585)
Net cash provided by (used in) investing activities	11,933,535	1,592,050	(11,108,027)
Cash flows from financing activity:
Proceeds from exercise of share option, net of issuance cost of nil			39,000
Net cash provided by financing activity			39,000
Net (decrease) increase in cash and cash equivalents	7,094	483	(178,874)
Cash and cash equivalents at the beginning of the year	779	296	179,170
Cash and cash equivalents at the end of the year	$ 7,873	$ 779	$ 296